Provisions Schedule of changes in provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 2,588	£ 1,719
Exchange adjustments	(195)	188
Additions	74	1,015
Unused amounts reversed	(107)	(86)
Unwinding of discount	75	73
Utilised	(268)	(227)
Disposal of UK gas distribution		(94)
Transfers	(115)
Other provisions, ending balance	2,052	2,588
Current	273	416	[1]
Non-current	1,779	2,172	[1]
Transferred to trade and other payables	115	0
Environmental
Disclosure of other provisions [line items]
Other provisions, beginning balance	1,721	1,169
Exchange adjustments	(158)	137
Additions	27	572
Unused amounts reversed	(45)	(75)
Unwinding of discount	61	60
Utilised	(75)	(110)
Disposal of UK gas distribution		(32)
Transfers	0
Other provisions, ending balance	1,531	1,721
Decommissioning
Disclosure of other provisions [line items]
Other provisions, beginning balance	221	141
Exchange adjustments	(9)	13
Additions	2	107
Unused amounts reversed	(19)	0
Unwinding of discount	5	0
Utilised	(6)	(19)
Disposal of UK gas distribution		(21)
Transfers	0
Other provisions, ending balance	194	221
Restructuring
Disclosure of other provisions [line items]
Other provisions, beginning balance	17	30
Exchange adjustments	0	0
Additions	10	16
Unused amounts reversed	(6)	(5)
Unwinding of discount	1	1
Utilised	(7)	(25)
Disposal of UK gas distribution		0
Transfers	(12)
Other provisions, ending balance	3	17
Emissions
Disclosure of other provisions [line items]
Other provisions, beginning balance	32	18
Exchange adjustments	(2)	2
Additions	12	12
Unused amounts reversed	0	0
Unwinding of discount	0	0
Utilised	(34)	0
Disposal of UK gas distribution		0
Transfers	0
Other provisions, ending balance	8	32
Other
Disclosure of other provisions [line items]
Other provisions, beginning balance	597	361
Exchange adjustments	(26)	36
Additions	23	308
Unused amounts reversed	(37)	(6)
Unwinding of discount	8	12
Utilised	(146)	(73)
Disposal of UK gas distribution		(41)
Transfers	(103)
Other provisions, ending balance	316	£ 597
Discontinued operations
Disclosure of other provisions [line items]
Unused amounts reversed	(16)
Utilised	£ (77)

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).